Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for fiscal years 2024, 2023 and 2022.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) Attributable to Paycor HCM, Inc. (7) (in 000s)	Total Revenues (8) (in 000s)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2024	$10,751,300	$3,001,241	$4,036,425	$1,481,207	$49	$113	($58,942)	$654,948

2023	$10,189,799	$7,426,192	$3,451,705	$2,591,404	$91	$91	($93,215)	$552,692

2022	$8,772,702	$9,764,470	$4,041,333	$5,010,089	$100	$70	($119,638)	$429,387

(1)
The dollar amounts reported in this column represent the amount of total compensation reported for Raul Villar, Jr. (our “PEO”) in the “Total” column of the Summary Compensation Table for each applicable fiscal year.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation
S-K
for each applicable fiscal year (excluding our PEO’s Class B Units). These “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable fiscal year, but rather reflect our PEO’s total compensation for each applicable fiscal year after certain equity award adjustments were made in accordance with the requirements of Item 402(v) of Regulation
S-K,
as further described below.

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2024	$10,751,300	$9,500,022	$1,749,963	$3,001,241

2023	$10,189,799	$9,000,012	$6,236,405	$7,426,192

2022	$8,772,702	$7,472,809	$8,464,577	$9,764,470

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable fiscal year.

(b)
The amounts deducted or added in calculating the equity award adjustments for each applicable fiscal year are as follows (the valuation assumptions used to calculate such amounts did not materially differ from those disclosed at the time of grant):

Year	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (From Prior Year-End to Year-End)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year (From Prior Year-End to Year-End)	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Vest in Covered Fiscal Year
Dollar Value of
Dividends,
Dividend
Equivalents or
other Earnings
Paid on Stock
and Option
Awards in
Covered Fiscal
Year Prior to
Vesting (Not
Otherwise
Included in
Total
Compensation
for Covered
Fiscal Year)
								Total Equity Award Adjustments

2024	$9,500,022	$4,748,780	($2,114,096)	$0	($884,721)	$0	$0	$1,749,963

2023	$9,000,012	$6,623,053	($431,694)	$0	$45,045	$0	$0	$6,236,405

2022	$7,472,809	$8,464,577	$0	$0	$0	$0	$0	$8,464,577

(3)
The dollar amounts reported in this column represent the average of the amounts of total compensation reported for our non-PEO
NEOs as a group in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each non-PEO
NEO included for purposes of determining such amounts for each applicable fiscal year are as follows:

Fiscal Years 2024 and 2023	Fiscal Year 2022

• Adam Ante • Chuck Mueller • Ryan Bergstrom • Alice Geene	• Adam Ante • Chuck Mueller

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K,
for each applicable fiscal year (excluding our
non-PEO
NEOs’ Class B Units). The names of each
non-PEO
NEO included for purposes of calculating such amounts for each applicable fiscal year are set forth above in Note 3. These “compensation actually paid” amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO
NEOs as a group during the applicable fiscal year, but rather reflect the average total amount of compensation of our non-PEO
NEOs as a group for each applicable fiscal year after certain equity award adjustments were made in accordance with the requirements of Item 402(v) of Regulation
S-K,
as further described below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards Reported in Summary Compensation Table (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$4,036,425	$3,300,026	$744,808	$1,481,207

2023	$3,451,705	$2,750,032	$1,889,731	$2,591,404

2022	$4,041,333	$3,124,986	$4,093,742	$5,010,089

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The amounts deducted or added in calculating the equity award adjustments for each applicable fiscal year are as follows (the valuation assumptions used to calculate such amounts did not materially differ from those disclosed at the time of grant):

Year	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (From Prior Year-End to Year-End)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year (From Prior Year-End to Year-End)	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year (From Prior Year-End to Year-End)	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Vest in Covered Fiscal Year
Dollar Value of
Dividends,
Dividend
Equivalents or
other Earnings
Paid on Stock
and Option
Awards in
Covered Fiscal
Year Prior to
Vesting (Not
Otherwise
Included in
Total
Compensation
for Covered
Fiscal Year)
								Total Average Equity Award Adjustments

2024	$3,300,026	$1,668,701	($649,839)	$0	($274,054)	$0	$0	$744,808

2023	$2,750,032	$2,023,732	($144,327)	$0	$10,326	$0	$0	$1,889,731

2022	$3,124,986	$3,874,957	$0	$218,785	$0	$0	$0	$4,093,742

(5)
The Company TSR and the Company’s Peer Group TSR reported in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

(6)
The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P 1500 Application Software index, as used in the performance graph disclosed in our fiscal year 2024 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.

(7)
The dollar amounts reported in this column represent the amount of net income (loss) attributable to Paycor HCM, Inc., as reflected in our audited GAAP financial statements for each applicable fiscal year.

(8)
While we use numerous financial and
non-financial
performance measures for the purpose of evaluating performance for our executive compensation program, we have selected Total Revenues as the financial performance measure that, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by us to link “compensation actually paid” to our PEO and other NEOs, for the most recently completed fiscal year, to our performance. We derive our revenue from contractual agreements, which contain recurring and non-recurring
service fees. Recurring revenue consists primarily of revenues derived from the provision of our payroll and
HR-related
cloud-based computing services, Workforce Management, Talent Management, Talent Acquisition and Benefits Administration. See the section entitled “Revenue recognition” in Note 2, “Summary of Significant Accounting Policies,” to our Consolidated Financial Statements in our Annual Report on
Form 10-K for
the fiscal year ended June 30, 2024 for a further discussion of the revenues we recognize in connection with the operation of our business.

Company Selected Measure Name	Total Revenues
Named Executive Officers, Footnote
(3)
The dollar amounts reported in this column represent the average of the amounts of total compensation reported for our non-PEO
NEOs as a group in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each non-PEO
NEO included for purposes of determining such amounts for each applicable fiscal year are as follows:

Fiscal Years 2024 and 2023	Fiscal Year 2022

• Adam Ante • Chuck Mueller • Ryan Bergstrom • Alice Geene	• Adam Ante • Chuck Mueller

Peer Group Issuers, Footnote	The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P 1500 Application Software index, as used in the performance graph disclosed in our fiscal year 2024 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 10,751,300	$ 10,189,799	$ 8,772,702
PEO Actually Paid Compensation Amount	$ 3,001,241	7,426,192	9,764,470
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation
S-K
for each applicable fiscal year (excluding our PEO’s Class B Units). These “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable fiscal year, but rather reflect our PEO’s total compensation for each applicable fiscal year after certain equity award adjustments were made in accordance with the requirements of Item 402(v) of Regulation
S-K,
as further described below.

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2024	$10,751,300	$9,500,022	$1,749,963	$3,001,241

2023	$10,189,799	$9,000,012	$6,236,405	$7,426,192

2022	$8,772,702	$7,472,809	$8,464,577	$9,764,470

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable fiscal year.

(b)
The amounts deducted or added in calculating the equity award adjustments for each applicable fiscal year are as follows (the valuation assumptions used to calculate such amounts did not materially differ from those disclosed at the time of grant):

Year	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (From Prior Year-End to Year-End)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year (From Prior Year-End to Year-End)	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Vest in Covered Fiscal Year
Dollar Value of
Dividends,
Dividend
Equivalents or
other Earnings
Paid on Stock
and Option
Awards in
Covered Fiscal
Year Prior to
Vesting (Not
Otherwise
Included in
Total
Compensation
for Covered
Fiscal Year)
								Total Equity Award Adjustments

2024	$9,500,022	$4,748,780	($2,114,096)	$0	($884,721)	$0	$0	$1,749,963

2023	$9,000,012	$6,623,053	($431,694)	$0	$45,045	$0	$0	$6,236,405

2022	$7,472,809	$8,464,577	$0	$0	$0	$0	$0	$8,464,577

Non-PEO NEO Average Total Compensation Amount	$ 4,036,425	3,451,705	4,041,333
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,481,207	2,591,404	5,010,089
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K,
for each applicable fiscal year (excluding our
non-PEO
NEOs’ Class B Units). The names of each
non-PEO
NEO included for purposes of calculating such amounts for each applicable fiscal year are set forth above in Note 3. These “compensation actually paid” amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO
NEOs as a group during the applicable fiscal year, but rather reflect the average total amount of compensation of our non-PEO
NEOs as a group for each applicable fiscal year after certain equity award adjustments were made in accordance with the requirements of Item 402(v) of Regulation
S-K,
as further described below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards Reported in Summary Compensation Table (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$4,036,425	$3,300,026	$744,808	$1,481,207

2023	$3,451,705	$2,750,032	$1,889,731	$2,591,404

2022	$4,041,333	$3,124,986	$4,093,742	$5,010,089

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The amounts deducted or added in calculating the equity award adjustments for each applicable fiscal year are as follows (the valuation assumptions used to calculate such amounts did not materially differ from those disclosed at the time of grant):

Year	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (From Prior Year-End to Year-End)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year (From Prior Year-End to Year-End)	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year (From Prior Year-End to Year-End)	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Vest in Covered Fiscal Year
Dollar Value of
Dividends,
Dividend
Equivalents or
other Earnings
Paid on Stock
and Option
Awards in
Covered Fiscal
Year Prior to
Vesting (Not
Otherwise
Included in
Total
Compensation
for Covered
Fiscal Year)
								Total Average Equity Award Adjustments

2024	$3,300,026	$1,668,701	($649,839)	$0	($274,054)	$0	$0	$744,808

2023	$2,750,032	$2,023,732	($144,327)	$0	$10,326	$0	$0	$1,889,731

2022	$3,124,986	$3,874,957	$0	$218,785	$0	$0	$0	$4,093,742

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Company TSR and Peer Group TSR The following chart illustrates the relationship between Compensation Actually Paid, Company TSR and Peer Group TSR.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss) Attributable to Paycor HCM, Inc.
The following chart illustrates the relationship between Compensation Actually Paid and Net Income (Loss) Attributable to Paycor HCM, Inc.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Total Revenues The following chart illustrates the relationship between our Compensation Actually Paid and Total Revenues.
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Company TSR and Peer Group TSR The following chart illustrates the relationship between Compensation Actually Paid, Company TSR and Peer Group TSR.
Tabular List, Table
Pay versus Performance Tabular List
The following table lists our most important performance measures used by us to link “compensation actually paid” to our NEOs to company performance for fiscal year 2024. The performance measures included in this table are not ranked by relative importance.

Total Revenues

Revenue Growth

Adjusted Operating Income

Total Shareholder Return Amount	$ 49	91	100
Peer Group Total Shareholder Return Amount	113	91	70
Net Income (Loss)	$ (58,942,000)	$ (93,215,000)	$ (119,638,000)
Company Selected Measure Amount	654,948,000	552,692,000	429,387,000
PEO Name	Raul Villar, Jr
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,500,022)	$ (9,000,012)	$ (7,472,809)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,749,963	6,236,405	8,464,577
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,748,780	6,623,053	8,464,577
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,114,096)	(431,694)	0
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(884,721)	45,045	0
PEO | Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Vest in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,300,026)	(2,750,032)	(3,124,986)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,808	1,889,731	4,093,742
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,668,701	2,023,732	3,874,957
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,839)	(144,327)	0
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	218,785
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,054)	10,326	0
Non-PEO NEO | Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Vest in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0